UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Diversified Investment Strategies, LLC
                        Address:         11939 Bricksome Ave
                                         Baton Rouge, LA 70816
                        13F File Number: 028-12883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Pope
Title:		Manager/Chief Compliance Officer
Phone:		225-292-0687
Signature,	Place,			and Date of Signing:
James Pope	Baton Rouge, LA		April 15, 2008
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    58
Form 13F Information Table Value Total:   $112,753

List of Other Included Managers: None

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
       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN   MANAGERS    SOLE   SHARED    NONE
-----------------------------   --------------  --------       ------  ------   --- ----  ------   --------   ------  -------	----
ACM MANAGED DLR INCOME FD       COM             000949107     	  94   13050 	SH        SOLE                        		13050
ADVENT CLAYMORE CV SECS & IN    COM             00764C109    	 287   12325 	SH        SOLE                        		12325
AEGON N V                       NY REGISTRY SH  007924103   	2623  132825 	SH        SOLE                       	       132825
AMERICAN STRATEGIC INCM PTFL 	COM	    	030098107      	 480   45320 	SH	  SOLE					45320
BANK OF AMERICA CORPORATION  	COM	    	060505104   	1347   32655 	SH	  SOLE					32655
BLACKROCK GLOBAL FLG INC TR  	COM	    	091941104    	 316   20000 	SH	  SOLE					20000
CANETIC RES TR			COM	    	37513107     	 495   36875 	SH	  SOLE					36875
EAGLE ROCK ENERGY PARTNERS L    UNIT  	    	26985R104     	  18    1000 	SH	  SOLE			        	 1000
EATON VANCE ENHANCED EQ INC	COM	    	278274105   	1769   97350 	SH	  SOLE					97350
EBAY INC			COM	    	278642103     	 697   21010 	SH	  SOLE					21010
EVERGREEN INCOME ADVANTAGE F 	COM SHS	    	30023Y105    	 136   12050 	SH	  SOLE					12050
EXXON MOBIL CORP		COM	    	30121G102      40826  435760 	SH	  SOLE			       	       435760
FASTENAL CO			COM	    	311900104   	1128   27905 	SH	  SOLE					27905
FLUOR CORP NEW			COM	    	343412102    	 534    3665 	SH	  SOLE				         3665
FORT DEARBORN INCOME SECS IN 	COM	    	347200107   	1280   90229 	SH	  SOLE					90229
GARMIN LTD			ORD	    	G37260109    	 649    6690 	SH	  SOLE				   	 6690
GENERAL ELECTRIC CO		COM	    	369604103   	1509   40700 	SH	  SOLE					40700
GOLDMAN SACHS GROUP INC		COM	    	38141G104    	 523    2430 	SH	  SOLE				 	 2430
HARVEST ENERGY TR		TRUST UNIT	41752X101    	 372   17925	SH	  SOLE					17925
HOME DEPOT INC			COM	    	437076102	 820   30450	SH	  SOLE					30450
ING GROEP N V			SPONSORED ADR  	456837509	 634   33200	SH	  SOLE					33200
INTUIT 				COM	    	461202103	1002   31700	SH	  SOLE					31700
ISHARES TR			IBOXX INV CPBD 	464287242	 252    2500	SH	  SOLE				 	 2500
ISHARES TR			S&P500 GRW	464287309      10152  145384	SH	  SOLE				       145384
ISHARES TR			LEHMAN AGG BND 	464287226	4004   39580	SH	  SOLE					39580
ISHARES TR			20+ YR TRS BD	464287432	3564   38300	SH	  SOLE					38300
ISHARES TR			S&P 500 INDEX	464287200	1561   10640	SH	  SOLE					10640
JOHNSON & JOHNSON 	     	COM	    	478160104	 674   10100	SH	  SOLE					10100
LIMITED BRANDS INC	     	COM	    	532716107	 208   11000	SH	  SOLE					11000
LINEAR TECHNOLOGY CORP	     	COM	    	535678106	1002   31485	SH	  SOLE					31485
MBIA CAP CLAYMORE MNG DUR IN 	COM	    	55266X100        128   10300	SH	  SOLE					10300
MEDTRONIC INC	             	COM	    	585055106	 402    8005	SH	  SOLE					 8005
MFS CHARTER INCOME TR	     	SH BEN INT	552727109         90   11000	SH	  SOLE					11000
MFS INTERMEDIATE HIGH INC FD 	SH BEN INT	59318T109	1423  233971	SH	  SOLE				       233971
MFS MULTIMARKET INCOME TR    	SH BEN INT	552737108	 713  123600	SH	  SOLE				       123600
MICROSOFT CORP	             	COM	    	594918104	 554   15550	SH	  SOLE					15550
NEUBERGER BERMAN INCOME OPP  	COM SHS         64126L108      	 276   24775	SH	  SOLE					24775
NUVEEN MULTI STRAT INC GR FD 	COM SHS	     	67073D102        940   85475	SH	  SOLE					85475
POTASH CORP SASK INC	     	COM	    	73755L107        893    6200	SH	  SOLE					 6200
POWERSHARES ETF TRUST	     	HI YLD EQ DVDN  73935X302	 215   16150	SH	  SOLE					16150
QUALCOMM INC	             	COM	    	747525103	 962   24445	SH	  SOLE					24445
RIVUS BOND FUND	             	COM	    	769667106	1528   87500	SH	  SOLE					87500
ROCKWELL COLLINS INC	     	COM	    	774341101	 655	9100	SH	  SOLE					 9100
SCHLUMBERGER LTD	     	COM	    	806857108	 621	6315	SH	  SOLE					 6315
SELECT SECTOR SPDR TR	     	SBI INT-ENERGY  81369Y506        336	4240	SH	  SOLE					 4240
SELECT SECTOR SPDR TR	     	SBI HEALTHCARE  81369Y209        310	8785	SH	  SOLE					 8785
SELECT SECTOR SPDR TR	     	SBI INT-TECH   	81369Y803        306   11475	SH	  SOLE					11475
SOUTHERN COPPER CORP	     	COM	    	84265V105        500	4760	SH	  SOLE					 4760
SPDR TR	UNIT                 	SER 1	    	78462F103      10297   70427	SH	  SOLE					70427
STARBUCKS CORP	             	COM	    	855244109	 848   41440	SH	  SOLE					41440
STRYKER CORP	             	COM	    	863667101	1111   14875	SH	  SOLE					14875
VAN KAMPEN BD FD	     	COM	    	920955101	2805  167433	SH	  SOLE				       167433
VANGUARD INDEX FDS	     	STK MRK ETF    	922908769	4955   34140	SH	  SOLE					34140
VANGUARD WORLD FDS	     	TELCOMM ETF    	92204A884        284    3770	SH	  SOLE					 3770
WAL MART STORES INC	     	COM	    	931142103	2333   49085	SH	  SOLE					49085
WESTERN ASSET GLB HI INCOME  	COM	    	95766K109        312   51950	SH	  SOLE				 	51950
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